Note 11 - Financial Instruments - Recurring Fair Value Measurements (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Interest rate swap contract, current portion	$ 277,061	$ 203,553
Interest rate swap contract, long-term portion	0	362,195
Interest rate swap contract, long-term assets	263,945	0
Derivative	277,061	203,553
Fair Value, Recurring [Member] | Interest Rate Swap [Member]
Interest rate swap contract, current portion	277,061	203,553
Interest rate swap contract, long-term portion		362,195
Interest rate swap contract, long-term assets	263,945
Derivative	277,061	203,553
Fair Value, Recurring [Member] | Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate swap contract, current portion	277,061	203,553
Interest rate swap contract, long-term portion		362,195
Interest rate swap contract, long-term assets	263,945
Derivative	$ 277,061	$ 203,553